Cover	May 20, 2025
Cover [Abstract]
Entity Registrant Name	NFiniTi inc.
Entity Central Index Key	0001544400
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 20, 2025
Entity Ex Transition Period	false
Entity File Number	333-180164
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-0372611
Entity Address Address Line 1	80 W. Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	702
Local Phone Number	722-0112
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false